FRANKLIN MULTI-ASSET VARIABLE GROWTH FUND

(Percentages shown based on Portfolio net assets)

Schedules of investments (unaudited)	March 31, 2022

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
DOMESTIC EQUITY - 65.1%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		272,789	$5,624,910
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,319,723	18,106,601
Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,035,001	13,434,313
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		222,733	7,105,181
ClearBridge Large Cap Growth Fund, Class IS Shares		122,414	8,080,553
ClearBridge Small Cap Growth Fund, Class IS Shares		85,303	3,817,306

TOTAL DOMESTIC EQUITY			56,168,864

FOREIGN EQUITY - 21.3%
Legg Mason Global Asset Management Trust, Franklin International Equity Fund, Class IS Shares		1,104,402	18,366,205

DOMESTIC FIXED INCOME - 13.5%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		387,577	4,662,550
Western Asset Intermediate Bond Fund, Class IS Shares		683,229	6,989,432

TOTAL DOMESTIC FIXED INCOME			11,651,982

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $65,319,283)			86,187,051

	RATE
SHORT-TERM INVESTMENTS - 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $128,399)	0.262%	128,399	128,399

TOTAL INVESTMENTS - 100.1% (Cost - $65,447,682)			86,315,450
Liabilities in Excess of Other Assets - (0.1)%			(59,668)

TOTAL NET ASSETS - 100.0%			$86,255,782

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Multi-Asset Variable Allocation Series 2022 Quarterly Report	1

FRANKLIN MULTI-ASSET VARIABLE MODERATE GROWTH FUND

(Percentages shown based on Portfolio net assets)

Schedules of investments (unaudited)	March 31, 2022

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
DOMESTIC EQUITY - 55.0%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		62,667	$1,292,192
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		395,932	5,432,185
Franklin U.S. Small Cap Equity Fund, Class IS Shares		284,403	3,691,551
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		102,458	3,268,402
ClearBridge Large Cap Growth Fund, Class IS Shares		37,454	2,472,349
ClearBridge Small Cap Growth Fund, Class IS Shares		21,405	957,870

TOTAL DOMESTIC EQUITY			17,114,549

DOMESTIC FIXED INCOME - 28.1%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		290,720	3,497,363
Western Asset Intermediate Bond Fund, Class IS Shares		513,649	5,254,633

TOTAL DOMESTIC FIXED INCOME			8,751,996

FOREIGN EQUITY - 16.6%
Legg Mason Global Asset Management Trust, Franklin International Equity Fund, Class IS Shares		311,082	5,173,293

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $24,941,066)			31,039,838

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $120,225)	0.262%	120,225	120,225

TOTAL INVESTMENTS - 100.1% (Cost - $25,061,291)			31,160,063
Liabilities in Excess of Other Assets - (0.1)%			(30,640)

TOTAL NET ASSETS - 100.0%			$31,129,423

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Multi-Asset Variable Allocation Series 2022 Quarterly Report

FRANKLIN MULTI-ASSET VARIABLE CONSERVATIVE GROWTH FUND

(Percentages shown based on Portfolio net assets)

Schedules of investments (unaudited)	March 31, 2022

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 100.4%
DOMESTIC FIXED INCOME - 48.4%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,392,193	$16,748,085
Western Asset Intermediate Bond Fund, Class IS Shares		2,461,730	25,183,494

TOTAL DOMESTIC FIXED INCOME			41,931,579

DOMESTIC EQUITY - 40.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		805,381	11,049,834
Franklin U.S. Small Cap Equity Fund, Class IS Shares		657,674	8,536,604
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		264,090	8,424,467
ClearBridge Large Cap Growth Fund, Class IS Shares		78,588	5,187,576
ClearBridge Small Cap Growth Fund, Class IS Shares		44,774	2,003,661

TOTAL DOMESTIC EQUITY			35,202,142

FOREIGN EQUITY - 11.4%
Legg Mason Global Asset Management Trust, Franklin International Equity Fund, Class IS Shares		595,437	9,902,120

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $75,419,074)			87,035,841

	RATE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $386,943)	0.262%	386,943	386,943

TOTAL INVESTMENTS - 100.9% (Cost - $75,806,017)			87,422,784
Liabilities in Excess of Other Assets - (0.9)%			(771,689)

TOTAL NET ASSETS - 100.0%			$86,651,095

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Multi-Asset Variable Allocation Series 2022 Quarterly Report	3

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios values these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

4

Notes to Schedules of Investments (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$86,187,051	—	—	$86,187,051
Short-Term Investments†	128,399	—	—	128,399

Total Investments	$86,315,450	—	—	$86,315,450

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$31,039,838	—	—	$31,039,838
Short-Term Investments†	120,225	—	—	120,225

Total Investments	$31,160,063	—	—	$31,160,063

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$87,035,841	—	—	$87,035,841
Short-Term Investments†	386,943	—	—	386,943

Total Investments	$87,422,784	—	—	$87,422,784

†	See Schedule of Investments for additional detailed categorizations.

5

Notes to Schedules of Investments (unaudited) (cont’d)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2022. The following transactions were effected in such Underlying Funds for the period ended March 31, 2022.

Variable Growth	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$6,176,993	—	—	$556,860	28,528	$28,140	—	$4,777	$5,624,910
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	20,071,055	—	—	1,596,053	120,094	48,947	—	(368,401)	18,106,601
Franklin U.S. Small Cap Equity Fund, Class IS Shares	14,763,530	$105,000	8,301	657,701	48,575	(37,702)	—	(776,516)	13,434,313
ClearBridge Appreciation Fund, Class IS Shares	7,686,775	—	—	270,185	8,518	(185)	—	(311,409)	7,105,181
ClearBridge Large Cap Growth Fund, Class IS Shares	8,747,051	350,000	5,318	—	—	—	—	(1,016,498)	8,080,553
ClearBridge Small Cap Growth Fund, Class IS Shares	4,080,256	385,000	8,685	75,955	1,503	(10,955)	—	(571,995)	3,817,306
Franklin International Equity Fund, Class IS Shares	20,007,723	—	—	392,556	20,892	(32,556)	—	(1,248,962)	18,366,205
Western Asset Core Bond Fund, Class IS Shares	4,926,778	224,276	17,847	80,952	6,073	(5,951)	$24,903	(407,552)	4,662,550
Western Asset Intermediate Bond Fund, Class IS Shares	7,403,125	259,523	24,397	186,478	16,635	(11,478)	35,265	(486,738)	6,989,432

	$93,863,286	$1,323,799		$3,816,740		$(21,740)	$60,168	$(5,183,294)	$86,187,051

Variable Moderate Growth	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$1,439,100	—	—	$147,046	7,533	$7,954	—	$138	$1,292,192
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	6,118,619	—	—	571,383	42,993	18,618	—	(115,051)	5,432,185
Franklin U.S. Small Cap Equity Fund, Class IS Shares	4,108,448	—	—	200,778	14,829	(10,778)	—	(216,119)	3,691,551
ClearBridge Appreciation Fund, Class IS Shares	3,578,656	—	—	165,051	5,203	(51)	—	(145,203)	3,268,402
ClearBridge Large Cap Growth Fund, Class IS Shares	2,708,422	$95,000	1,444	18,291	247	(3,291)	—	(312,782)	2,472,349
ClearBridge Small Cap Growth Fund, Class IS Shares	1,024,541	100,000	2,256	23,594	467	(3,595)	—	(143,077)	957,870
Western Asset Core Bond Fund, Class IS Shares	3,773,200	103,419	8,239	71,047	5,330	(6,047)	$18,899	(308,209)	3,497,363
Western Asset Intermediate Bond Fund, Class IS Shares	5,667,162	101,234	9,535	145,971	12,963	(10,971)	26,802	(367,792)	5,254,633
Franklin International Equity Fund, Class IS Shares	5,607,706	—	—	81,024	4,312	(6,024)	—	(353,389)	5,173,293

	$34,025,854	$399,653		$1,424,185		$(14,185)	$45,701	$(1,961,484)	$31,039,838

6

Notes to Schedules of Investments (unaudited) (cont’d)

Variable Conservative Growth	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Core Bond Fund, Class IS Shares	$18,249,694	$88,175	7,121	$94,819	6,972	$(9,819)	$90,498	$(1,494,965)	$16,748,085
Western Asset Intermediate Bond Fund, Class IS Shares	27,422,112	125,796	11,984	593,366	52,272	(43,366)	128,546	(1,771,048)	25,183,494
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	12,046,753	—	—	781,512	58,805	18,488	—	(215,407)	11,049,834
Franklin U.S. Small Cap Equity Fund, Class IS Shares	9,197,428	105,000	8,300	277,432	20,504	(17,432)	—	(488,392)	8,536,604
ClearBridge Appreciation Fund, Class IS Shares	9,217,212	—	—	418,796	13,203	(3,797)	—	(373,949)	8,424,467
ClearBridge Large Cap Growth Fund, Class IS Shares	5,756,886	170,000	2,583	78,752	1,062	(8,753)	—	(660,558)	5,187,576
ClearBridge Small Cap Growth Fund, Class IS Shares	2,092,396	235,000	5,301	29,707	588	(4,706)	—	(294,028)	2,003,661
Franklin International Equity Fund, Class IS Shares	10,654,065	—	—	71,009	3,779	(6,009)	—	(680,936)	9,902,120

	$94,636,546	$723,971		$2,345,393		$(75,394)	$219,044	$(5,979,283)	$87,035,841

7